Related Party Transactions (Details) - Schedule of transactions with joint ventures - Joint Ventures and Other Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Related Party Transactions (Details) - Schedule of transactions with joint ventures [Line Items]
Sale of finished products	$ 8,038	$ 5,628	$ 5,583
Revenue from services and consulting	1,034	116	87
Purchases of raw materials and other services	$ 12,367	$ 10,240	$ 11,339

[1]	The Group corrected the disclosure of transactions with related parties for the years ended December 31, 2021 and 2020 to conform with the current period presentation. The modification includes the disclosure of sales that are performed through an agent with Industrias Intercaps de Venezuela C.A. and Laboratorios Vivax Pharmaceuticals C.A. in the amount of $1,803 for the year ended December 31, 2021 (2020: $1,826) and does not impact the results presented in the prior period.